F/m 10-Year Investment Grade Corporate Bond ETF
Schedule of Investments
May 31, 2025 (Unaudited)

CORPORATE BONDS - 98.3%	Par	Value
Communications - 4.1%
Alphabet, Inc., 4.50%, 05/15/2035	$237,000	$230,186
America Movil SAB de CV, 6.38%, 03/01/2035	215,000	230,344
AT&T, Inc., 4.50%, 05/15/2035	245,000	230,467
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.38%, 10/23/2035	226,000	232,018
Comcast Corp., 5.30%, 05/15/2035	232,000	232,477
Cox Communications, Inc., 4.80%, 02/01/2035 (a)	249,000	229,418
Expedia Group, Inc., 5.40%, 02/15/2035	232,000	228,883
T-Mobile USA, Inc., 5.30%, 05/15/2035	233,000	232,243
Verizon Communications, Inc., 5.25%, 04/02/2035	231,000	230,140
Videotron Ltd., 5.70%, 01/15/2035 (a)	232,000	228,808
Walt Disney Co., 6.20%, 12/15/2034	203,000	223,479
		2,528,463

Consumer Discretionary - 8.3%
Amazon.com, Inc., 4.80%, 12/05/2034	227,000	228,670
American Honda Finance Corp., 5.20%, 03/05/2035	234,000	228,607
AutoNation, Inc., 5.89%, 03/15/2035	230,000	228,728
BMW US Capital LLC, 5.40%, 03/21/2035 (a)(b)	234,000	231,137
DR Horton, Inc., 5.50%, 10/15/2035	231,000	231,022
General Motors Financial Co., Inc., 6.15%, 07/15/2035	232,000	232,554
J Paul Getty Trust, 4.91%, 04/01/2035	237,000	233,792
Leland Stanford Junior University, 4.68%, 03/01/2035	236,000	230,347
Lowe's Cos., Inc., 5.50%, 10/15/2035	227,000	232,601
Magna International, Inc., 5.88%, 06/01/2035	232,000	233,778
Marriott International, Inc., 5.35%, 03/15/2035	233,000	229,847
McDonald's Corp., 4.95%, 03/03/2035	232,000	228,756
Meritage Homes Corp., 5.65%, 03/15/2035	236,000	230,442
Paychex, Inc., 5.60%, 04/15/2035	231,000	234,886
President and Fellows of Harvard College, 4.61%, 02/15/2035 (b)	234,000	228,304
PulteGroup, Inc., 6.00%, 02/15/2035	226,000	231,400
RELX Capital, Inc., 5.25%, 03/27/2035	232,000	232,995
Rollins, Inc., 5.25%, 02/24/2035 (a)	240,000	238,136
Starbucks Corp., 5.40%, 05/15/2035	232,000	232,514
Tapestry, Inc., 5.50%, 03/11/2035	231,000	226,582
Toyota Motor Credit Corp., 5.35%, 01/09/2035	223,000	225,436
TR Finance LLC, 5.50%, 08/15/2035	7,000	6,931
Trustees of Columbia University in the City of New York, 4.36%, 10/01/2035	245,000	232,301
		5,089,766

Consumer Staples - 7.8%
Altria Group, Inc., 5.63%, 02/06/2035	230,000	230,900
Anheuser-Busch InBev Worldwide, Inc., 5.88%, 06/15/2035	213,000	225,897
Archer-Daniels-Midland Co., 5.38%, 09/15/2035	226,000	230,234
BAT Capital Corp., 5.63%, 08/15/2035	229,000	229,445
Cargill, Inc., 5.13%, 02/11/2035 (a)	230,000	227,466
Flowers Foods, Inc., 5.75%, 03/15/2035	229,000	230,897
General Mills, Inc., 5.25%, 01/30/2035	230,000	228,259
Hershey Co., 5.10%, 02/24/2035	231,000	230,907
J M Smucker Co., 4.25%, 03/15/2035	255,000	232,117
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group, 5.95%, 04/20/2035 (a)	223,000	227,018
Keurig Dr Pepper, Inc., 5.15%, 05/15/2035	237,000	232,195
Kraft Heinz Foods Co., 5.40%, 03/15/2035	232,000	229,301
Mars, Inc., 5.20%, 03/01/2035 (a)	232,000	231,130
Mondelez International, Inc., 5.13%, 05/06/2035	237,000	233,335
PepsiCo, Inc., 5.00%, 02/07/2035	231,000	230,596
Philip Morris International, Inc., 4.88%, 04/30/2035	242,000	234,069
Procter & Gamble Co., 4.60%, 05/01/2035	237,000	234,786
Sysco Corp., 5.40%, 03/23/2035	230,000	230,046
Target Corp., 5.00%, 04/15/2035	234,000	230,002
The Campbell's Co., 4.75%, 03/23/2035	244,000	230,034
Walmart, Inc., 4.90%, 04/28/2035	231,000	231,040
		4,839,674

Energy - 11.2%
APA Corp., 6.10%, 02/15/2035 (a)	241,000	227,145
Cameron LNG LLC, 3.30%, 01/15/2035 (a)	275,000	230,645
Canadian Natural Resources Ltd., 5.40%, 12/15/2034 (a)(b)	234,000	227,329
Chevron USA, Inc., 4.98%, 04/15/2035	229,000	228,411
CNOOC Petroleum North America ULC, 5.88%, 03/10/2035	214,000	232,217
Columbia Pipelines Operating Co. LLC, 5.44%, 02/15/2035 (a)	236,000	231,161
ConocoPhillips Co., 5.00%, 01/15/2035	232,000	226,573
Coterra Energy, Inc., 5.40%, 02/15/2035	235,000	227,879
Diamondback Energy, Inc., 5.55%, 04/01/2035	234,000	230,820
DT Midstream, Inc., 5.80%, 12/15/2034 (a)	231,000	229,122
Eastern Energy Gas Holdings LLC, 5.80%, 01/15/2035	225,000	229,520
Energy Transfer LP, 5.70%, 04/01/2035	232,000	231,376
Enterprise Products Operating LLC, 4.95%, 02/15/2035	235,000	229,683
EOG Resources, Inc., 3.90%, 04/01/2035	259,000	233,287
Equinor ASA, 5.13%, 06/03/2035	232,000	232,605
Expand Energy Corp., 5.70%, 01/15/2035	229,000	226,068
Halliburton Co., 4.85%, 11/15/2035	247,000	232,447
Helmerich & Payne, Inc., 5.50%, 12/01/2034 (a)(b)	255,000	225,440
HF Sinclair Corp., 6.25%, 01/15/2035 (b)	232,000	227,822
Kinder Morgan, Inc., 5.85%, 06/01/2035	231,000	234,116
Marathon Petroleum Corp., 5.70%, 03/01/2035	231,000	228,467
MPLX LP, 5.40%, 04/01/2035	238,000	231,867
ONEOK, Inc., 6.00%, 06/15/2035	222,000	227,613
Phillips 66 Co., 4.95%, 03/15/2035	242,000	230,657
Plains All American Pipeline LP, 5.95%, 06/15/2035	229,000	228,631
Shell Finance US, Inc., 4.13%, 05/11/2035	249,000	231,263
Suncor Energy, Inc., 5.95%, 12/01/2034	226,000	228,828
Targa Resources Corp., 5.55%, 08/15/2035	234,000	229,449
Williams Cos., Inc., 5.60%, 03/15/2035	225,000	227,086
Woodside Finance Ltd., 6.00%, 05/19/2035	237,000	235,374
		6,892,901

Financials - 22.4%
Agree LP, 5.60%, 06/15/2035	232,000	232,786
Alexandria Real Estate Equities, Inc., 5.50%, 10/01/2035	235,000	230,914
Allstate Corp., 5.55%, 05/09/2035	222,000	227,238
American Express Co., 5.67% to 04/25/2035 then SOFR + 1.79%, 04/25/2036	229,000	233,825
American Homes 4 Rent LP, 5.25%, 03/15/2035	235,000	229,436
American International Group, Inc., 5.45%, 05/07/2035	232,000	233,274
American Tower Corp., 5.35%, 03/15/2035	232,000	232,980
Ameriprise Financial, Inc., 5.20%, 04/15/2035	226,000	224,009
Apollo Global Management, Inc., 6.00% to 12/15/2034 then 5 yr. CMT Rate + 2.17%, 12/15/2054	237,000	227,678
Arthur J Gallagher & Co., 5.15%, 02/15/2035	232,000	228,332
Bank of America Corp., 5.46% to 05/09/2035 then SOFR + 1.64%, 05/09/2036	232,000	233,538
BlackRock Funding, Inc., 4.90%, 01/08/2035	229,000	228,180
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/2034	233,000	227,172
Boston Properties LP, 5.75%, 01/15/2035	234,000	231,509
Brixmor Operating Partnership LP, 5.75%, 02/15/2035	229,000	231,400
Brookfield Asset Management Ltd., 5.80%, 04/24/2035	231,000	233,962
Brookfield Finance, Inc., 5.68%, 01/15/2035	227,000	228,941
Capital One Financial Corp., 6.18% to 01/30/2035 then SOFR + 2.04%, 01/30/2036	233,000	231,265
CBRE Services, Inc., 5.50%, 06/15/2035	237,000	233,534
Citigroup, Inc., 5.33% to 03/27/2035 then SOFR + 1.47%, 03/27/2036	232,000	228,837
DaVinciRe Holdings Ltd., 5.95%, 04/15/2035 (a)	235,000	232,687
Enstar Group Ltd., 7.50% to 04/01/2035 then 5 yr. CMT Rate + 3.19%, 04/01/2045 (a)	227,000	229,837
Equitable Holdings, Inc., 6.70% to 03/28/2035 then 5 yr. CMT Rate + 2.39%, 03/28/2055	231,000	233,631
Essex Portfolio LP, 5.38%, 04/01/2035	234,000	233,026
Extra Space Storage LP, 5.40%, 06/15/2035	238,000	233,547
Fairfax Financial Holdings Ltd., 5.75%, 05/20/2035 (a)	237,000	236,624
First Citizens BancShares, Inc., 6.25% to 03/12/2035 then 5 yr. CMT Rate + 1.97%, 03/12/2040	239,000	230,521
GATX Corp., 5.50%, 06/15/2035	233,000	231,142
Goldman Sachs Group, Inc., 5.54% to 01/28/2035 then SOFR + 1.38%, 01/28/2036	226,000	227,603
Healthpeak OP LLC, 5.38%, 02/15/2035	234,000	231,593
Host Hotels & Resorts LP, 5.50%, 04/15/2035	242,000	232,870
Invitation Homes Operating Partnership LP, 4.88%, 02/01/2035	240,000	228,355
JPMorgan Chase & Co., 5.57% to 04/22/2035 then SOFR + 1.68%, 04/22/2036	231,000	235,024
Kimco Realty OP LLC, 4.85%, 03/01/2035	239,000	229,450
Loews Corp., 6.00%, 02/01/2035	216,000	231,994
LPL Holdings, Inc., 5.75%, 06/15/2035	232,000	230,373
M&T Bank Corp., 5.39% to 01/16/2035 then SOFR + 1.61%, 01/16/2036	238,000	231,760
Marsh & McLennan Cos., Inc., 5.00%, 03/15/2035	233,000	229,242
Mastercard, Inc., 4.55%, 01/15/2035	239,000	231,822
MetLife, Inc., 6.35% to 03/15/2035 then 5 yr. CMT Rate + 2.08%, 03/15/2055	227,000	228,345
Mid-America Apartments LP, 4.95%, 03/01/2035	233,000	227,444
Morgan Stanley, 5.66% to 04/17/2035 then SOFR + 1.76%, 04/17/2036	231,000	234,773
New York Life Global Funding, 5.35%, 01/23/2035 (a)	227,000	229,506
ORIX Corp., 5.40%, 02/25/2035	232,000	230,759
PayPal Holdings, Inc., 5.10%, 04/01/2035	234,000	230,685
Phillips Edison Grocery Center Operating Partnership I LP, 4.95%, 01/15/2035	240,000	228,516
PNC Financial Services Group, Inc., 5.58% to 01/29/2035 then SOFR + 1.39%, 01/29/2036	228,000	229,517
Prologis LP, 5.25%, 05/15/2035	232,000	230,711
Prologis Targeted US Logistics Fund LP, 5.25%, 01/15/2035 (a)	234,000	231,103
Realty Income Corp., 5.13%, 04/15/2035	234,000	231,321
Regency Centers LP, 5.10%, 01/15/2035	231,000	227,860
Reinsurance Group of America, Inc., 6.65% to 09/15/2035 then 5 yr. CMT Rate + 2.39%, 09/15/2055	235,000	230,692
RenaissanceRe Holdings Ltd., 5.80%, 04/01/2035	227,000	228,707
Safehold GL Holdings LLC, 5.65%, 01/15/2035	232,000	226,753
Selective Insurance Group, Inc., 5.90%, 04/15/2035	232,000	232,373
State Street Corp., 5.15% to 02/28/2035 then SOFR + 1.22%, 02/28/2036	232,000	230,720
US Bancorp, 5.42% to 02/12/2035 then SOFR + 1.41%, 02/12/2036 (b)	230,000	229,455
Ventas Realty LP, 5.00%, 01/15/2035	239,000	229,817
VICI Properties LP, 5.63%, 04/01/2035	234,000	231,257
Wells Fargo & Co., 5.61% to 04/23/2035 then SOFR + 1.74%, 04/23/2036	228,000	230,663
		13,840,888

Health Care - 8.6%
AbbVie, Inc., 5.20%, 03/15/2035	227,000	228,008
Adventist Health System/West, 5.76%, 12/01/2034	229,000	225,861
Bayer US Finance II LLC, 5.50%, 07/30/2035 (a)	238,000	232,287
Biogen, Inc., 5.75%, 05/15/2035	232,000	233,562
Boston Scientific Corp., 0.00%, 11/15/2035 (c)	212,000	234,339
Cencora, Inc., 5.15%, 02/15/2035	233,000	231,010
CommonSpirit Health, 5.32%, 12/01/2034	234,000	229,623
CVS Health Corp., 4.88%, 07/20/2035	246,000	229,756
Elevance Health, Inc., 5.20%, 02/15/2035	232,000	230,225
Eli Lilly & Co., 5.10%, 02/12/2035	225,000	226,387
Gilead Sciences, Inc., 5.10%, 06/15/2035	228,000	226,683
GlaxoSmithKline Capital, Inc., 4.88%, 04/15/2035	236,000	231,537
HCA, Inc., 5.75%, 03/01/2035	231,000	232,822
Humana, Inc., 5.55%, 05/01/2035	236,000	231,791
Johnson & Johnson, 5.00%, 03/01/2035	229,000	231,039
McKesson Corp., 5.25%, 05/30/2035	232,000	232,541
Medtronic, Inc., 4.38%, 03/15/2035	245,000	233,038
Orlando Health Obligated Group, 5.48%, 10/01/2035	229,000	232,202
Quest Diagnostics, Inc., 5.00%, 12/15/2034	231,000	226,736
Stryker Corp., 5.20%, 02/10/2035	231,000	231,275
Sutter Health, 5.54%, 08/15/2035	227,000	230,229
UnitedHealth Group, Inc., 4.63%, 07/15/2035	240,000	226,833
Zimmer Biomet Holdings, Inc., 5.50%, 02/19/2035	229,000	231,148
		5,298,932

Industrials - 10.5%
3M Co., 5.15%, 03/15/2035	234,000	231,462
Amphenol Corp., 5.00%, 01/15/2035	231,000	229,139
Boeing Co., 3.25%, 02/01/2035	281,000	231,263
Canadian Pacific Railway Co., 5.20%, 03/30/2035	229,000	228,212
Caterpillar, Inc., 5.20%, 05/15/2035	232,000	232,832
CSX Corp., 5.05%, 06/15/2035	236,000	233,017
Cummins, Inc., 5.30%, 05/09/2035	232,000	231,718
Deere & Co., 5.45%, 01/16/2035	222,000	227,445
Dover Corp., 5.38%, 10/15/2035	229,000	233,593
Embraer Netherlands Finance BV, 5.98%, 02/11/2035 (b)	226,000	228,274
Emerson Electric Co., 5.00%, 03/15/2035	224,000	225,117
FedEx Corp., 3.90%, 02/01/2035 (a)	267,000	232,711
General Dynamics Corp., 4.95%, 08/15/2035	237,000	233,164
Hexcel Corp., 5.88%, 02/26/2035	233,000	232,596
Honeywell International, Inc., 5.00%, 03/01/2035	235,000	233,134
Huntington Ingalls Industries, Inc., 5.75%, 01/15/2035 (b)	226,000	228,783
L3Harris Technologies, Inc., 4.85%, 04/27/2035	244,000	234,317
Lockheed Martin Corp., 3.60%, 03/01/2035	258,000	229,970
Norfolk Southern Corp., 5.10%, 05/01/2035	237,000	234,099
Northrop Grumman Corp., 5.25%, 07/15/2035	232,000	232,782
Republic Services, Inc., 5.15%, 03/15/2035	229,000	230,044
RTX Corp., 5.40%, 05/01/2035	225,000	227,221
Textron, Inc., 5.50%, 05/15/2035	229,000	227,947
Tyco Electronics Group SA, 5.00%, 05/09/2035	237,000	231,649
Union Pacific Corp., 5.10%, 02/20/2035	232,000	232,412
United Parcel Service, Inc., 5.25%, 05/14/2035	232,000	231,849
Waste Management, Inc., 4.95%, 03/15/2035	236,000	232,899
Westinghouse Air Brake Technologies Corp., 5.50%, 05/29/2035	232,000	232,483
		6,470,132

Materials - 5.6%
Amcor Flexibles North America, Inc., 5.50%, 03/17/2035 (a)	234,000	231,579
Barrick Mining Corp., 6.45%, 10/15/2035	215,000	232,319
BHP Billiton Finance USA Ltd., 5.30%, 02/21/2035	229,000	229,203
Dow Chemical Co., 5.35%, 03/15/2035	238,000	230,794
Glencore Funding LLC, 5.67%, 04/01/2035 (a)	233,000	233,628
Holcim Finance US LLC, 5.40%, 04/07/2035 (a)	233,000	232,164
International Paper Co., 5.00%, 09/15/2035	238,000	229,399
LYB International Finance III LLC, 6.15%, 05/15/2035	227,000	230,526
Martin Marietta Materials, Inc., 5.15%, 12/01/2034	231,000	229,251
Newmont Corp., 5.88%, 04/01/2035	221,000	232,318
Nucor Corp., 5.10%, 06/01/2035	238,000	233,602
Nutrien Ltd., 4.13%, 03/15/2035	262,000	233,216
Rio Tinto Finance USA PLC, 5.25%, 03/14/2035	231,000	230,309
Steel Dynamics, Inc., 5.25%, 05/15/2035	236,000	232,034
Vulcan Materials Co., 5.35%, 12/01/2034	225,000	226,633
		3,466,975

Technology - 7.1%
Adobe, Inc., 5.30%, 01/17/2035	219,000	225,503
Apple, Inc., 4.75%, 05/12/2035	237,000	235,110
Applied Materials, Inc., 5.10%, 10/01/2035	227,000	230,664
AppLovin Corp., 5.50%, 12/01/2034 (b)	229,000	229,102
Booz Allen Hamilton, Inc., 5.95%, 04/15/2035	232,000	229,570
Broadcom, Inc., 3.14%, 11/15/2035 (a)	282,000	233,557
Cisco Systems, Inc., 5.10%, 02/24/2035	228,000	229,341
Dell International LLC / EMC Corp., 5.50%, 04/01/2035	234,000	230,954
Hewlett Packard Enterprise Co., 6.20%, 10/15/2035 (c)	225,000	233,861
HP, Inc., 6.10%, 04/25/2035	230,000	232,686
Leidos, Inc., 5.50%, 03/15/2035	229,000	228,274
Micron Technology, Inc., 6.05%, 11/01/2035	227,000	231,475
Microsoft Corp., 4.20%, 11/03/2035	237,000	230,777
NetApp, Inc., 5.70%, 03/17/2035	229,000	230,152
Oracle Corp., 5.50%, 08/03/2035	229,000	230,059
QUALCOMM, Inc., 5.00%, 05/20/2035	232,000	230,530
Synopsys, Inc., 5.15%, 04/01/2035	233,000	230,296
Texas Instruments, Inc., 5.10%, 05/23/2035	232,000	232,913
Verisk Analytics, Inc., 5.25%, 03/15/2035	233,000	230,797
		4,385,621

Utilities - 12.7%
AEP Transmission Co. LLC, 5.38%, 06/15/2035	232,000	233,081
Alabama Power Co., 5.10%, 04/02/2035	232,000	230,342
American Water Capital Corp., 5.25%, 03/01/2035	231,000	230,394
APA Infrastructure Ltd., 5.00%, 03/23/2035 (a)	244,000	230,000
Baltimore Gas and Electric Co., 5.45%, 06/01/2035	232,000	233,555
Black Hills Corp., 6.00%, 01/15/2035	222,000	226,411
Boston Gas Co., 5.84%, 01/10/2035 (a)	223,000	228,150
Capital Power US Holdings, Inc., 6.19%, 06/01/2035 (a)	232,000	233,693
CenterPoint Energy Houston Electric LLC, 5.05%, 03/01/2035	236,000	232,249
Consolidated Edison Co. of New York, Inc., 5.13%, 03/15/2035	233,000	231,694
Consumers Energy Co., 5.05%, 05/15/2035	232,000	230,618
Dominion Energy, Inc., 5.45%, 03/15/2035	232,000	229,633
DTE Electric Co., 5.25%, 05/15/2035	232,000	231,956
Duke Energy Progress LLC, 5.05%, 03/15/2035	232,000	228,943
El Paso Electric Co., 6.00%, 05/15/2035	232,000	236,104
Entergy Texas, Inc., 5.25%, 04/15/2035	232,000	231,461
Evergy Kansas Central, Inc., 5.25%, 03/15/2035	232,000	230,748
Interstate Power and Light Co., 5.60%, 06/29/2035	232,000	233,366
Jersey Central Power & Light Co., 5.10%, 01/15/2035	225,000	220,189
National Fuel Gas Co., 5.95%, 03/15/2035	231,000	231,534
NextEra Energy Capital Holdings, Inc., 6.50% to 08/15/2035 then 5 yr. CMT Rate + 1.98%, 08/15/2055	227,000	228,617
NiSource, Inc., 6.38% to 03/31/2035 then 5 yr. CMT Rate + 2.53%, 03/31/2055	234,000	231,599
Northern States Power Co., 5.05%, 05/15/2035	232,000	231,386
Northwest Natural Holding Co., 7.00% to 09/15/2035 then 5 yr. CMT Rate + 2.70%, 09/15/2055	231,000	230,644
NSTAR Electric Co., 5.20%, 03/01/2035	234,000	231,618
Oncor Electric Delivery Co. LLC, 5.35%, 04/01/2035 (a)	231,000	231,401
Pacific Gas and Electric Co., 5.70%, 03/01/2035	233,000	229,091
PSEG Power LLC, 5.75%, 05/15/2035 (a)	232,000	233,665
Puget Energy, Inc., 5.73%, 03/15/2035 (a)	234,000	231,686
Southern California Edison Co., 5.45%, 03/01/2035	234,000	226,376
Southern California Gas Co., 5.45%, 06/15/2035	232,000	232,252
Tampa Electric Co., 5.15%, 03/01/2035	232,000	228,878
Union Electric Co., 5.25%, 04/15/2035	232,000	232,540
Vistra Operations Co. LLC, 5.70%, 12/30/2034 (a)(b)	230,000	229,123
		7,842,997
TOTAL CORPORATE BONDS (Cost $60,959,469)		60,656,349

SHORT-TERM INVESTMENTS - 3.4%	Units	Value
Investments Purchased with Proceeds from Securities Lending - 3.4%
Mount Vernon Liquid Assets Portfolio, LLC, 4.45% (d)	2,129,043	2,129,043
TOTAL SHORT-TERM INVESTMENTS (Cost $2,129,043)		2,129,043

TOTAL INVESTMENTS - 101.7% (Cost $63,088,512)		$62,785,392
Liabilities in Excess of Other Assets - (1.7)%		(1,062,495)
TOTAL NET ASSETS - 100.0%		$61,722,897
two		–%
Percentages are stated as a percent of net assets.		–%

ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $7,157,356 or 11.6% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of May 31, 2025. The fair value of these securities was $1,850,901 which represented 3.0% of net assets.
(c)	Step coupon bond. The rate disclosed is as of May 31, 2025.
(d)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

F/m 10-Year Investment Grade Corporate Bond ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$60,656,349	$–	$60,656,349
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	2,129,043
Total Investments	$–	$60,656,349	$–	$62,785,392

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $2,129,043 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.